Fees Summary	Feb. 18, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $2,538,000 (comprised of (i) $1,320,000 maximum aggregate offering price with respect to notes linked to the BorgWarner Inc., (ii) $1,218,000 maximum aggregate offering price with respect to notes linked to the MP Materials Corp.)

Narrative - Max Aggregate Offering Price	$ 2,538,000